Share-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2019
Share-based Payment Arrangement [Abstract]
Restricted Share Award Activity
The following table reflects the amount of restricted shares outstanding as of September 30, 2019 and activity for the period presented:

	Number of Shares of Common Stock	Weighted Average Issue Price
Unvested, December 31, 2018	322,242	$21.41
Granted	15,000	17.50
Vested	(59,199)	21.47
Unvested, September 30, 2019	278,043	—